STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Deficit - Warrants Details
Expected volatility	84.00%
Expected term	2 years 6 months
Risk-free interest rate	0.51%
Expected dividend yield	0.00%